Financial risk management and fair value estimates (Details) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Trade and other payables	$ 78,112	$ 81,389
Liquidity Risk [Member]
Statement [Line Items]
Trade and other payables	98,114	81,403
Borrowings (excluding finance leases liabilities)	1,006,699	864,225
Lease liabilities	28,403	12,384
Derivative Financial Instruments		65
Total obligations	1,133,216	958,077
Liquidity Risk [Member] | Less than 1 year [Member]
Statement [Line Items]
Trade and other payables	73,275	75,919
Borrowings (excluding finance leases liabilities)	175,712	183,409
Lease liabilities	6,108	7,336
Derivative Financial Instruments		65
Total obligations	255,095	266,729
Liquidity Risk [Member] | Between 1 And 2 Years [Member]
Statement [Line Items]
Trade and other payables	21,487	45
Borrowings (excluding finance leases liabilities)	71,889	66,599
Lease liabilities	1,992	3,124
Derivative Financial Instruments		0
Total obligations	95,368	69,768
Liquidity Risk [Member] | Between 3 And 4 years [Member]
Statement [Line Items]
Trade and other payables	1,606	4
Borrowings (excluding finance leases liabilities)	75,831	0
Lease liabilities	1,030	520
Derivative Financial Instruments		0
Total obligations	78,467	524
Liquidity Risk [Member] | More Than 4 Years [Member]
Statement [Line Items]
Trade and other payables	0	1
Borrowings (excluding finance leases liabilities)	683,254	536,387
Lease liabilities	17,914	832
Derivative Financial Instruments		0
Total obligations	701,168	537,220
Liquidity Risk [Member] | Between 2 And 3 years [Member]
Statement [Line Items]
Trade and other payables	1,746	5,434
Borrowings (excluding finance leases liabilities)	13	77,830
Lease liabilities	1,359	572
Derivative Financial Instruments		0
Total obligations	$ 3,118	$ 83,836